Prepaid Expenses (Narrative) (Details) - CAD ($)	Jan. 31, 2022	Jan. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Prepaid expenses	$ 49,295	$ 155,442
Study on detection technology [Member]
Disclosure of detailed information about intangible assets [line items]
Prepaid expenses	$ 0	$ 70,060